Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Mar. 01, 2013
(Columbia California Tax-Exempt Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.17%	[1]
Total annual Fund operating expenses	0.89%
Fee waivers and/or reimbursements	(0.11%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.78%
(Columbia California Tax-Exempt Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.17%	[1]
Total annual Fund operating expenses	1.64%
Fee waivers and/or reimbursements	(0.11%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.53%
(Columbia California Tax-Exempt Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.17%	[1]
Total annual Fund operating expenses	1.64%
Fee waivers and/or reimbursements	(0.11%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.53%
(Columbia California Tax-Exempt Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.17%	[1]
Total annual Fund operating expenses	0.64%
Fee waivers and/or reimbursements	(0.11%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.53%
(Columbia California Tax-Exempt Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.17%	[1]
Total annual Fund operating expenses	0.64%
Fee waivers and/or reimbursements	(0.11%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.53%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	0.99%
Fee waivers and/or reimbursements	(0.18%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.81%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	1.74%
Fee waivers and/or reimbursements	(0.18%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	1.74%
Fee waivers and/or reimbursements	(0.18%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.27%	[3]
Total annual Fund operating expenses	0.74%
Fee waivers and/or reimbursements	(0.18%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class T Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.42%	[3]
Total annual Fund operating expenses	0.89%
Fee waivers and/or reimbursements	(0.18%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.71%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.27%	[3]
Total annual Fund operating expenses	0.74%
Fee waivers and/or reimbursements	(0.18%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia Connecticut Tax-Exempt Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.30%	[5]
Total annual Fund operating expenses	1.02%
Fee waivers and/or reimbursements	(0.22%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.80%
(Columbia Connecticut Tax-Exempt Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.30%	[5]
Total annual Fund operating expenses	1.77%
Fee waivers and/or reimbursements	(0.22%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia Connecticut Tax-Exempt Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.30%	[5]
Total annual Fund operating expenses	1.77%
Fee waivers and/or reimbursements	(0.22%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia Connecticut Tax-Exempt Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.30%	[5]
Total annual Fund operating expenses	0.77%
Fee waivers and/or reimbursements	(0.22%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.55%
(Columbia Intermediate Municipal Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.45%
Distribution and/or service (Rule 12b-1) fees	0.20%
Other expenses	0.21%	[7]
Total annual Fund operating expenses	0.86%
Fee waivers and/or reimbursements	(0.12%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.74%
(Columbia Intermediate Municipal Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.45%
Distribution and/or service (Rule 12b-1) fees	0.85%
Other expenses	0.21%	[7]
Total annual Fund operating expenses	1.51%
Fee waivers and/or reimbursements	(0.12%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.39%
(Columbia Intermediate Municipal Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.45%
Distribution and/or service (Rule 12b-1) fees	0.85%
Other expenses	0.21%	[7]
Total annual Fund operating expenses	1.51%
Fee waivers and/or reimbursements	(0.12%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.39%
(Columbia Intermediate Municipal Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.45%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[7]
Total annual Fund operating expenses	0.66%
Fee waivers and/or reimbursements	(0.12%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.54%
(Columbia Intermediate Municipal Bond Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.45%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[7]
Total annual Fund operating expenses	0.52%
Fee waivers and/or reimbursements	(0.07%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.45%
(Columbia Intermediate Municipal Bond Fund) | Class T Shares
Operating Expenses:
Management fees	0.45%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.36%	[7]
Total annual Fund operating expenses	0.81%
Fee waivers and/or reimbursements	(0.12%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.69%
(Columbia Intermediate Municipal Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.45%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[7]
Total annual Fund operating expenses	0.66%
Fee waivers and/or reimbursements	(0.12%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.54%
(Columbia International Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.65%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.65%	[5]
Total annual Fund operating expenses	1.55%
Fee waivers and/or reimbursements	(0.46%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.09%
(Columbia International Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.65%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.65%	[5]
Total annual Fund operating expenses	2.30%
Fee waivers and/or reimbursements	(0.46%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.84%
(Columbia International Bond Fund) | Class I Shares
Operating Expenses:
Management fees	0.65%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.48%	[5]
Total annual Fund operating expenses	1.13%
Fee waivers and/or reimbursements	(0.39%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.74%
(Columbia International Bond Fund) | Class W Shares
Operating Expenses:
Management fees	0.65%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.65%	[5]
Total annual Fund operating expenses	1.55%
Fee waivers and/or reimbursements	(0.46%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.09%
(Columbia International Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.65%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.65%	[5]
Total annual Fund operating expenses	1.30%
Fee waivers and/or reimbursements	(0.46%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[3]
Total annual Fund operating expenses	0.98%
Fee waivers and/or reimbursements	(0.17%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.81%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[3]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.17%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[3]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.17%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[3]
Total annual Fund operating expenses	0.73%
Fee waivers and/or reimbursements	(0.17%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class T Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.41%	[3]
Total annual Fund operating expenses	0.88%
Fee waivers and/or reimbursements	(0.17%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.71%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[3]
Total annual Fund operating expenses	0.73%
Fee waivers and/or reimbursements	(0.17%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia Massachusetts Tax-Exempt Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.30%	[5]
Total annual Fund operating expenses	1.02%
Fee waivers and/or reimbursements	(0.18%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%
(Columbia Massachusetts Tax-Exempt Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.30%	[5]
Total annual Fund operating expenses	1.77%
Fee waivers and/or reimbursements	(0.18%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.59%
(Columbia Massachusetts Tax-Exempt Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.30%	[5]
Total annual Fund operating expenses	1.77%
Fee waivers and/or reimbursements	(0.18%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.59%
(Columbia Massachusetts Tax-Exempt Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.30%	[5]
Total annual Fund operating expenses	0.77%
Fee waivers and/or reimbursements	(0.18%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.59%
(Columbia New York Intermediate Municipal Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[3]
Total annual Fund operating expenses	1.00%
Fee waivers and/or reimbursements	(0.25%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.75%
(Columbia New York Intermediate Municipal Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[3]
Total annual Fund operating expenses	1.75%
Fee waivers and/or reimbursements	(0.25%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.50%
(Columbia New York Intermediate Municipal Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[3]
Total annual Fund operating expenses	1.75%
Fee waivers and/or reimbursements	(0.25%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.50%
(Columbia New York Intermediate Municipal Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[3]
Total annual Fund operating expenses	0.75%
Fee waivers and/or reimbursements	(0.25%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.50%
(Columbia New York Intermediate Municipal Bond Fund) | Class T Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.43%	[3]
Total annual Fund operating expenses	0.90%
Fee waivers and/or reimbursements	(0.25%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.65%
(Columbia New York Intermediate Municipal Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[3]
Total annual Fund operating expenses	0.75%
Fee waivers and/or reimbursements	(0.25%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.50%
(Columbia New York Tax-Exempt Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.23%	[12]
Total annual Fund operating expenses	0.95%
Fee waivers and/or reimbursements	(0.17%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.78%
(Columbia New York Tax-Exempt Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[12]
Total annual Fund operating expenses	1.70%
Fee waivers and/or reimbursements	(0.17%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.53%
(Columbia New York Tax-Exempt Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[12]
Total annual Fund operating expenses	1.70%
Fee waivers and/or reimbursements	(0.17%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.53%
(Columbia New York Tax-Exempt Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[12]
Total annual Fund operating expenses	0.70%
Fee waivers and/or reimbursements	(0.17%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.53%
(Columbia New York Tax-Exempt Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.16%	[12]
Total annual Fund operating expenses	0.63%
Fee waivers and/or reimbursements	(0.14%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.49%
(Columbia New York Tax-Exempt Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[12]
Total annual Fund operating expenses	0.70%
Fee waivers and/or reimbursements	(0.17%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.53%
(Columbia Strategic Income Fund) | Class A Shares
Operating Expenses:
Management fees	0.57%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[14]
Total annual Fund operating expenses	1.03%
(Columbia Strategic Income Fund) | Class B Shares
Operating Expenses:
Management fees	0.57%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[14]
Total annual Fund operating expenses	1.78%
(Columbia Strategic Income Fund) | Class C Shares
Operating Expenses:
Management fees	0.57%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[14]
Total annual Fund operating expenses	1.78%
(Columbia Strategic Income Fund) | Class K Shares
Operating Expenses:
Management fees	0.57%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[14]
Total annual Fund operating expenses	0.91%
(Columbia Strategic Income Fund) | Class R Shares
Operating Expenses:
Management fees	0.57%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.21%	[14]
Total annual Fund operating expenses	1.28%
(Columbia Strategic Income Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.57%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[14]
Total annual Fund operating expenses	0.78%
(Columbia Strategic Income Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.57%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[14]
Total annual Fund operating expenses	0.66%
(Columbia Strategic Income Fund) | Class W Shares
Operating Expenses:
Management fees	0.57%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[14]
Total annual Fund operating expenses	1.03%
(Columbia Strategic Income Fund) | Class Z Shares
Operating Expenses:
Management fees	0.57%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[14]
Total annual Fund operating expenses	0.78%
(Columbia Emerging Markets Fund) | Class R4 Shares
Operating Expenses:
Management fees	1.35%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.48%	[15]
Total annual Fund operating expenses	1.83%
Fee waivers and/or reimbursements	(0.29%)	[16]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia Global Dividend Opportunity Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[17]
Total annual Fund operating expenses	1.01%
(Columbia Greater China Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.35%	[15]
Total annual Fund operating expenses	1.30%
(Columbia High Yield Municipal Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.54%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[15]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	0.78%
Fee waivers and/or reimbursements	(0.08%)	[18]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.70%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.15%	[15]
Total annual Fund operating expenses	0.62%
Fee waivers and/or reimbursements	(0.06%)	[19]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia Pacific/Asia Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.38%	[15]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	1.34%	[20]
Fee waivers and/or reimbursements	(0.04%)	[21]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.30%
(Columbia Tax-Exempt Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.43%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.15%	[17]
Total annual Fund operating expenses	0.58%

[1]	Other expenses for Class A, Class B, Class C and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 shares are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.78% for Class A, 1.53% for Class B, 1.53% for Class C, 0.53% for Class R4 and 0.53% for Class Z.
[3]	Other expenses for Class A, Class B, Class C, Class T and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 shares are based on estimated amounts for the Fund's current fiscal year.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for Class A, 1.56% for Class B, 1.56% for Class C, 0.56% for Class R4, 0.71% for Class T and 0.56% for Class Z.
[5]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.80% for Class A, 1.55% for Class B, 1.55% for Class C and 0.55% for Class Z.
[7]	Other expenses for Class A, Class B, Class C, Class T and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class R5 shares are based on estimated amounts for the Fund's current fiscal year.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.74% for Class A, 1.39% for Class B, 1.39% for Class C, 0.54% for Class R4, 0.45% for Class R5, 0.69% for Class T and 0.54% for Class Z.
[9]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.09% for Class A, 1.84% for Class C, 0.74% for Class I, 1.09% for Class W, and 0.84% for Class Z.
[10]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.84% for Class A, 1.59% for Class B, 1.59% for Class C and 0.59% for Class Z.
[11]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.75% for Class A, 1.50% for Class B, 1.50% for Class C, 0.50% for Class R4, 0.65% for Class T, and 0.50% for Class Z.
[12]	Other expenses for Class A, Class B, Class C and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and R5 shares are based on estimated amounts for the Fund's current fiscal year.
[13]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.78% for Class A, 1.53% for Class B, 1.53% for Class C, 0.53% for Class R4, 0.49% for Class R5 and 0.53% for Class Z.
[14]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R5, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 shares are based on estimated amounts for the Fund's current fiscal year.
[15]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[16]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.54% for Class R4.
[17]	Other expenses are based on estimated amounts for the current fiscal year.
[18]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.69% for Class R4.
[19]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.56% for Class R4.
[20]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.
[21]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.29% for Class R4.